SHORT-TERM CONVERTIBLE NOTES (Details 1) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012		Dec. 31, 2011
Principal		$ 1,100
Discount	(202)	(202)
Short-term convertible notes	$ 0	$ 898	$ 0	[1]	$ 0

[1]	Represents an amount lower than $ 1.